UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 03/31

Deutsche Central Cash Management Government Fund

Treasury Portfolio

Date of fiscal year end: 08/31

Deutsche Variable NAV Money Fund

Date of reporting period: 7/1/15-6/30/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06103
Reporting Period: 07/01/2015 - 06/30/2016
Investors Cash Trust

========================== A      Treasury Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Deutsche Central Cash Management Government Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Deutsche Variable NAV Money Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investors Cash Trust

By (Signature and Title) /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date 8/15/16